Acquisition - Schedule of Business Acquisition Pro Forma Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Revenues	$ 2,525.6	$ 2,778.4
Net income (loss) attributable Parent	$ (323.7)	$ 60.4